Risk/Return Detail Data - FidelityInternationalSmallCapFund-RetailPRO	Dec. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Investment Trust
FidelityInternationalSmallCapFund-RetailPRO | Fidelity International Small Cap Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® International Small Cap Fund /Fidelity® International Small Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® International Small Cap Fund seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17 % of the average value of its portfolio.
Portfolio Turnover, Rate	17.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets. The Adviser considers non-U.S. securities to include investments that are tied economically to a particular country or region outside the U.S. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the MSCI EAFE Small Cap Index or the MSCI ACWI ex USA Small Cap Index). Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks. Allocating investments across different countries and regions. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time. The additional indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to April 1, 2014, the fund compared its performance to a different benchmark. The fund's historical performance may not represent its current investment policies. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Annual Return, Inception Date	Mar. 25, 2014
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	8.96%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2020
Highest Quarterly Return	20.62%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(28.09%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityInternationalSmallCapFund-RetailPRO | Fidelity International Small Cap Fund | Fidelity International Small Cap Fund
Risk/Return:
Management fee	0.97%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.03%	[2]
Total annual operating expenses	1.00%
1 year	$ 102
3 years	318
5 years	552
10 years	$ 1,225
2014	(5.40%)
2015	6.37%
2016	8.18%
2017	32.90%
2018	(16.04%)
2019	21.43%
2020	9.97%
2021	13.45%
2022	(16.67%)
2023	19.62%
FidelityInternationalSmallCapFund-RetailPRO | Fidelity International Small Cap Fund | Return Before Taxes | Fidelity International Small Cap Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	19.62%
Past 5 years	8.59%
Past 10 years	6.25%
FidelityInternationalSmallCapFund-RetailPRO | Fidelity International Small Cap Fund | After Taxes on Distributions | Fidelity International Small Cap Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	19.27%
Past 5 years	8.06%
Past 10 years	5.29%
FidelityInternationalSmallCapFund-RetailPRO | Fidelity International Small Cap Fund | After Taxes on Distributions and Sales | Fidelity International Small Cap Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	12.16%
Past 5 years	6.87%
Past 10 years	4.88%
FidelityInternationalSmallCapFund-RetailPRO | Fidelity International Small Cap Fund | F2151
Risk/Return:
Label	Fidelity International Small Cap Fund Linked Index℠
Past 1 year	15.83%
Past 5 years	8.03%
Past 10 years	5.00%
FidelityInternationalSmallCapFund-RetailPRO | Fidelity International Small Cap Fund | F2152
Risk/Return:
Label	MSCI All Country World ex USA Small Cap Net MA (1-Apr-2014) Linked Index
Past 1 year	15.83%
Past 5 years	8.03%
Past 10 years	5.01%
FidelityInternationalSmallCapFund-RetailPRO | Fidelity International Small Cap Fund | MC089
Risk/Return:
Label	MSCI ACWI (All Country World Index) ex USA Small Cap Index
Past 1 year	15.83%
Past 5 years	8.03%
Past 10 years		[3]

[1]
A The management fee comprises a basic fee , which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI ACWI (All Country World Index) ex USA Small Cap Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]	B Adjusted to reflect current fees.
[3]	A The inception date for the index was March 25, 2014 and returns for the past 10 calendar years are not available.